Share-Based Compensation	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Share Based Compensation	Share-Based Compensation
        Options granted under the Company's 2018 Equity Incentive Plan (the "2018 Plan") and 2017 Stock Option Plan (the "2017 Plan"), as well as restricted shares granted as employee incentives, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three years, unless the award contains specific performance vesting provisions. For equity awards issued that have both a performance vesting condition and a services condition, once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved and the balance vesting monthly over the remaining three years. Options granted under the 2018 Plan and 2017 Plan generally expire 10 years from the date of grant. For certain senior members of management and directors, the board of directors has approved an alternative vesting schedule. Restricted stock units awarded in December 2019 vest over a 3-year service period with 50% of the award vesting one and a half years, or 18 months, from commencement date and the remaining 50% of the award vesting at the end of the third year.
Share Option Valuation
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the six months ended June 30, 2020 were as follows:

June 30,
2020
Expected option life (years)	5.27 to 6.08 years
Risk-free interest rate	0.34% to 1.66%
Expected volatility	76.38% to 80.69%
Expected dividend yield	—%
Share Options

        The table below summarizes activity for the six months ended June 30, 2020:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	5,936,239	$17.71	9.0	$11,873
Granted	266,675	9.78	—	—
Exercised	(19,367)	3.23	—	—
Canceled or forfeited	(252,336)	22.17	—	—
Outstanding as of June 30, 2020	5,931,211	$17.22	8.5	$21,749
Exercisable as of June 30, 2020	1,939,607	$17.71	7.7	$9,377
Vested and expected to vest as of June 30, 2020	5,931,211	$17.22	8.5	$21,749
The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ADSs for those share options that had exercise prices lower than the fair value of the Company’s ADSs.
The weighted average grant-date fair value of share options granted was $6.50 per share for the six months ended June 30, 2020 of which none were vested.
As of June 30, 2020, the total unrecognized compensation expense related to unvested options was $22.6 million, which the Company expects to recognize over a weighted average vesting period of 2.9 years.
As of June 30, 2020, 35,496 options were exercised but the underlying ADSs had not been issued.
Restricted Ordinary Shares
        A summary of the changes in the Company’s restricted ordinary shares during the six months ended June 30, 2020 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	314,744	$4.22
Granted	—	—
Vested	(137,608)	4.28
Canceled or forfeited	(1,969)	4.44
Unvested and outstanding at June 30, 2020	175,167	$4.17
As of June 30, 2020, there was unrecognized compensation expense of $0.1 million, which is expected to be recognized over a weighted average vesting period of 1.1 years.

Restricted Stock Units

        A restricted stock unit (“RSU”) represents the right to receive one of the Company’s ADSs upon vesting of the RSU. The fair value of each RSU is based on the closing price of the Company’s ADSs on the date of grant. The Company grants RSUs with service conditions that vest over 3-year service period with 50% of the award vesting one-and-half years from grant date and the remaining 50% of the award vesting at the end of the third year.

        During the six months ended June 30, 2020, the Company did not grant RSUs under the 2018 Plan. The following is a summary of RSU activity for the 2018 Plan for the six months ended June 30, 2020:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2019	500,000	$12.09
Granted	—	—
Vested	—	—
Canceled or forfeited	(11,250)	12.09
Unvested and outstanding at June 30, 2020	488,750	$12.09

        As of June 30, 2020, there was $4.3 million of unrecognized compensation expense related to unvested RSUs, which are expected to be recognized over a weighted average vesting period of 2.5 years.
Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Research and development	$3,704	$4,999	$8,266	$9,143
General and administrative	1,734	3,867	3,361	7,088
Capitalized to property and equipment	(133)	—	(87)	—
Total share-based compensation expense	$5,305	$8,866	$11,540	$16,231